STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 84,248	$ 72,850	$ 49,722
Cost of sales	60,656	46,270	34,474
Gross profit	23,592	26,580	15,248
Operating expenses:
Selling, general and administrative	82,834	78,621	75,121
Research and development	18,809	16,963	15,791
Total operating expenses	101,643	95,584	90,912
Operating loss	(78,051)	(69,004)	(75,664)
Other income (expense), net
Interest and other income	296	337	112
Interest and other expense	(5,707)	(3,741)	(3,901)
Total other expense, net	(5,411)	(3,404)	(3,789)
Loss before taxes	(83,462)	(72,408)	(79,453)
Provision for income tax (benefit) expense	(15)	10	71
Net loss	(83,447)	(72,418)	(79,524)
Other comprehensive loss:
Unrealized gain (loss) on short-term investments	(21)	12	8
Comprehensive loss	$ (83,468)	$ (72,406)	$ (79,516)
Net loss per share, basic and diluted	$ (2.73)	$ (2.50)	$ (3.42)
Weighted average shares used to compute basic and diluted net loss per share	30,570	28,923	23,272